Income Taxes - Income Tax Reconciliation (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Federal income tax rate	21.00%	21.00%	21.00%
Reconciling items:
Tax exempt interest	(3.80%)	(2.90%)	(2.60%)
Dividend received deduction	(0.40%)	(0.10%)	(0.10%)
Other	(0.20%)	(0.30%)	(0.40%)
Effective income tax rate	16.60%	17.70%	17.90%
Unrecognized tax benefits (less than)	$ 0	$ 0	$ 0